Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Qihoo 360 Technology Co Ltd
Entity Central Index Key	0001508913
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Amended to add XBRLExhibit 101
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	109,392,815
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	69,636,436